Share Based Payment - Schedule of Restricted Stock Unit (RSU’s) Activity (Details) - Restricted Stock Units (RSUs) [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($) shares
Schedule of Restricted Stock Unit (RSU's) Activity [Line Items]
Shares, Outstanding beginning	317,000
Weighted average grant date fair value, Outstanding beginning (in Dollars) | $	$ 249
Shares, Granted	208,000
Granted Weighted average grant date fair value, Granted (in Dollars) | $	$ 224
Shares, Exercised	(325,000)
Shares, Outstanding ending	200,000
Weighted average grant date fair value, ending (in Dollars) | $	$ 236